Mutual Fund Series Trust

November 3, 2020 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:                  Mutual Fund Series Trust (the “Registrant”);

File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Catalyst Inside Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/Stone Beach Income Opportunity Fund, Catalyst/MAP Global Balanced Fund, Catalyst/CIFC Floating Rate Income Fund and Catalyst Enhanced Income Strategy Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 467, which was filed with the Commission on October 28, 2020 and (ii) that Post-Effective Amendment No. 467 has been filed electronically with the Commission.

Very truly yours,

_/s/ Jennifer Bailey_________

Jennifer Bailey

Secretary